Leases - Schedule of Maturities of Finance Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Less than 1 year	$ 322,296	$ 334,230
More than 1 year	221,097	291,225
Total undiscounted lease payments	543,393	625,455
Less: Interest	(18,838)	(24,520)
Finance lease liabilities	524,555	600,935
Current liabilities	308,125	317,057
Non-current liabilities	$ 216,430	$ 283,878